UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [    ]; Amendment Number: ___
     This Amendment (Check only one.):      [     ] is a restatement
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Rorer Asset Management, LLC
Address:        Eight Tower Bridge
                161 Washington Street, Suite 1500
                Conshohocken, PA 19428


Form 13F File Number:  028-03869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert D. Leininger
Title:    Chief Compliance Officer and Senior Equity Analyst
Phone:    484-530-4300

Signature, Place, and Date of Signing:

/s/ Robert D. Leininger           Conshohocken, PA                  08-4-05
-----------------------       --------------------------       -----------------
[Signature]                        [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                                                         RORER ASSET MANAGEMENT, LLC
                                                        13F REPORT AS OF JUNE 30, 2005

                              TITLE                                                                          VOTING AUTHORITY
                               OF                  VALUE                SH/  PUT/        INVESTMENT       SOLE     SHARED    NONE
NAME OF ISSUER                CLASS     CUSIP    (X $1000)    SHARES    PRN  CALL  DISCRETION  MANAGERS    (A)      (B)      (C)
------------------------------------------------------------------------------------------------------------------------------------
A D C TELECOMMUNICATI        COMMON   000886309    $1,343.45    61,571  SH          DEFINED        01      58,782       57    2,732
AFLAC INC                    COMMON   001055102   $58,780.32 1,352,741  SH          DEFINED        01   1,228,901      533  123,307
ABBOTT LABS                  COMMON   002824100   $61,544.05 1,254,598  SH          DEFINED        01   1,146,469      497  107,632
AFFILIATED COMPUTER S        COMMON   008190100    $3,032.57    58,987  SH          DEFINED        01      56,473       49    2,465
AMERICAN INTL GROUP I        COMMON   026874107   $46,700.27   801,045  SH          DEFINED        01     729,651      316   71,078
AMGEN INC                    COMMON   031162100   $37,520.71   618,453  SH          DEFINED        01     559,264      241   58,948
AVID TECHNOLOGY INC C        COMMON   05367P100    $4,312.30    79,744  SH          DEFINED        01      76,338       67    3,339
BJ SVCS CO COM               COMMON   055482103   $39,676.88   753,311  SH          DEFINED        01     688,684      337   64,290
BAXTER INTL INC COM          COMMON   071813109   $47,706.98 1,284,172  SH          DEFINED        01   1,164,920      512  118,740
BEAR STEARNS COS INC         COMMON   073902108    $6,793.27    65,170  SH          DEFINED        01      62,388       55    2,727
BELLSOUTH CORP COM           COMMON   079860102   $54,075.44 2,032,833  SH          DEFINED        01   1,849,827      793  182,213
BERKSHIRE HATHAWAY IN        COMMON   084670207      $292.27       105  SH          DEFINED        01           0        0      105
BEST BUY INC                 COMMON   086516101   $36,037.18   524,438  SH          DEFINED        01     476,658      205   47,575
CIGNA CORP COM               COMMON   125509109   $36,937.22   344,756  SH          DEFINED        01     313,357      136   31,263
CVS CORP COM                 COMMON   126650100   $60,160.35 2,065,540  SH          DEFINED        01   1,876,139      814  188,587
CHEVRONTEXACO CORP.          COMMON   166764100   $28,244.55   501,343  SH          DEFINED        01     456,215      198   44,930
CISCO SYS INC                COMMON   17275R102   $48,213.29 2,523,243  SH          DEFINED        01   2,292,257      994  229,992
CITIGROUP INC.               COMMON   172967101   $53,520.46 1,155,675  SH          DEFINED        01   1,051,537      452  103,686
COMPUTER SCIENCES COR        COMMON   205363104    $4,170.02    94,866  SH          DEFINED        01      90,758       80    4,028
CONOCOPHILLIPS COM           COMMON   20825C104   $35,166.47   606,829  SH          DEFINED        01     551,914      239   54,676
CONSTELLATION ENERGY         COMMON   210371100    $4,846.75    83,635  SH          DEFINED        01      80,065       70    3,500
CORNING INC                  COMMON   219350105   $43,006.81 2,571,289  SH          DEFINED        01   2,332,745    1,027  237,517
CULLEN FROST BANKERS         COMMON   229899109      $381.20     8,000  SH          DEFINED        01           0        0    8,000
DOVER CORP                   COMMON   260003108    $5,199.66   142,068  SH          DEFINED        01     135,988      120    5,960
E TRADE GROUP INC COM        COMMON   269246104    $6,718.62   478,695  SH          DEFINED        01     458,259      405   20,031
ECHOSTAR COMMUN CORP         COMMON   278762109   $41,836.51 1,388,864  SH          DEFINED        01   1,265,378      547  122,939
EXXON MOBIL CORPORATI        COMMON   30231G102   $20,463.67   354,298  SH          DEFINED        01     315,513      168   38,617
FANNIE MAE                   COMMON   313586109   $55,614.43   949,373  SH          DEFINED        01     861,983      376   87,014
FISERV INC COM               COMMON   337738108   $50,683.75 1,178,317  SH          DEFINED        01   1,078,477      530   99,310
FISHER SCIENTIFIC INT        COMMON   338032204   $52,692.64   814,765  SH          DEFINED        01     743,108      349   71,308
GENERAL ELEC CO              COMMON   369604103   $54,086.42 1,557,081  SH          DEFINED        01   1,418,959      620  137,502
GOLDMAN SACHS GROUP I        COMMON   38141G104   $33,337.49   325,782  SH          DEFINED        01     295,993      128   29,661
HCC INS HLDGS INC COM        COMMON   404132102    $3,024.22   101,009  SH          DEFINED        01      95,932      101    4,976
HEALTH MGMT ASSOC INC        COMMON   421933102    $5,866.56   224,782  SH          DEFINED        01     215,112      190    9,480
HEWLETT PACKARD              COMMON   428236103   $17,011.28   719,905  SH          DEFINED        01     640,507      343   79,055
INDYMAC BANCORP INC C        COMMON   456607100    $2,940.59    72,046  SH          DEFINED        01      68,968       60    3,018
INTEL CORP                   COMMON   458140100   $31,828.50 1,220,016  SH          DEFINED        01   1,085,325      577  134,114
J.P. MORGAN CHASE & C        COMMON   46625H100   $49,485.23 1,399,090  SH          DEFINED        01   1,271,851      548  126,691
JOHNSON & JOHNSON            COMMON   478160104   $41,192.13   632,642  SH          DEFINED        01     574,950      251   57,441
KLA-TENCOR CORP COM          COMMON   482480100    $4,116.72    94,325  SH          DEFINED        01      90,287       79    3,959
L-3 COMMUNICATIONS HL        COMMON   502424104   $27,384.81   358,091  SH          DEFINED        01     327,037      154   30,900
LABORATORY CORP AMER         COMMON   50540R409   $50,689.89 1,016,028  SH          DEFINED        01     930,300      444   85,284
LIZ CLAIBORNE INC            COMMON   539320101    $5,522.07   138,901  SH          DEFINED        01     132,942      120    5,839
MBIA INC                     COMMON   55262C100   $20,809.52   350,044  SH          DEFINED        01     320,605      156   29,283
MCDONALDS CORP               COMMON   580135101   $51,445.02 1,848,717  SH          DEFINED        01   1,681,306      732  166,679
MERCURY GEN CORP NEW         COMMON   589400100    $5,743.06   105,122  SH          DEFINED        01     100,564       90    4,468
MICROSOFT CORP               COMMON   594918104   $52,160.17 2,098,770  SH          DEFINED        01   1,906,506      824  191,440
MICROCHIP TECHNOLOGY         COMMON   595017104    $1,330.31    44,674  SH          DEFINED        01      42,654       41    1,979
MORGAN STANLY DN WTTR        COMMON   617446448   $48,341.38   916,131  SH          DEFINED        01     835,901      360   79,870
MOTOROLA INC                 COMMON   620076109   $54,499.17 2,976,233  SH          DEFINED        01   2,702,636    1,168  272,429
NEWFIELD EXPL CO COM         COMMON   651290108    $3,340.23    82,587  SH          DEFINED        01      79,021       70    3,496
OFFICE DEPOT INC             COMMON   676220106    $3,532.54   155,183  SH          DEFINED        01     148,533      131    6,519
PATTERSON-UTI ENERGY         COMMON   703481101    $4,968.18   176,344  SH          DEFINED        01     168,853      147    7,344
PERKINELMER INC COM          COMMON   714046109    $4,017.75   210,876  SH          DEFINED        01     201,856      177    8,843
PRICELINE COM INC COM        COMMON   741503403    $5,746.50   246,694  SH          DEFINED        01     236,146      210   10,338
PROCTER & GAMBLE COMP        COMMON   742718109   $45,947.35   868,253  SH          DEFINED        01     791,433      337   76,483
QUEST DIAGNOSTICS INC        COMMON   74834L100   $40,177.31   754,518  SH          DEFINED        01     688,815      330   65,373
REEBOK INTERNATIONAL         COMMON   758110100    $6,150.75   146,131  SH          DEFINED        01     139,872      123    6,136
SBC COMMUNICATIONS IN        COMMON   78387G103   $27,216.25 1,142,177  SH          DEFINED        01   1,036,806      441  104,930
ST. PAUL TRAVELERS CO        COMMON   792860108   $17,278.09   436,215  SH          DEFINED        01     392,650      188   43,377
SCHWAB CHARLES CORP N        COMMON   808513105   $29,494.83 2,607,214  SH          DEFINED        01   2,370,865    1,009  235,340
SMITHFIELD FOODS             COMMON   832248108    $1,802.27    65,900  SH          DEFINED        01      62,912       61    2,927
SOUTHWEST AIRLS CO           COMMON   844741108   $42,494.49 3,056,054  SH          DEFINED        01   2,778,154    1,199  276,701
STAPLES INC                  COMMON   855030102    $5,645.33   266,862  SH          DEFINED        01     255,427      225   11,210
SUNGARD DATA SYS INC         COMMON   867363103    $7,727.16   219,482  SH          DEFINED        01     210,078      185    9,219
TIME WARNER INC              COMMON   887317105   $50,948.00 3,052,182  SH          DEFINED        01   2,773,395    1,230  277,557
US BANCORP DEL NEW CO        COMMON   902973304   $60,148.59 2,060,379  SH          DEFINED        01   1,874,031      825  185,523
VIACOM INC CLASS B           COMMON   925524308   $48,770.06 1,515,646  SH          DEFINED        01   1,379,563      606  135,477
WERNER ENTERPRISES IN        COMMON   950755108    $2,041.36   103,499  SH          DEFINED        01      98,822       95    4,582
WILLIAMS SONOMA INC C        COMMON   969904101    $1,486.35    37,609  SH          DEFINED        01      35,921       34    1,654
ZIONS BANCORP                COMMON   989701107    $2,974.71    40,451  SH          DEFINED        01      38,723       34    1,694

                                                ------------------------                                ----------------------------
                                       TOTALS:  $1,918,394.72 57,592,369                                52,502,259  24,810 5,065,300
                                                ========================                                ============================



Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: $1,918,394.72
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
01        028-04975                     Affiliated Managers Group, Inc.